Derivatives Instruments (Cash Flow Hedges Recorded in AOCI) (Details) - Cash flow hedges - Treasury lock - CAD ($) $ in Millions		12 Months Ended
	May 26, 2021	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Hedges
Derivative gain loss amortization period	10 years
Total unrealized gain in AOCI - effective portion, net of tax	$ 19	$ 10	$ 12
Unrealized gains reclassified into interest expense		2	$ 2
Unrealized gains currently in AOCI to be reclassified into net income within the next twelve months		$ 2